FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

January 4, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for the Merk Absolute Return Currency Fund and the Merk Currency Enhanced U.S. Equity Fund (together, the "Funds"), dated January 1, 2013, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on December 31, 2012 (accession number 0001435109-12-000326).

The Statement of Additional Information for the Funds was filed under Rule 497(c) on January 4, 2013 (accession number 0001435109-13-000009).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2030 or megan.koehler@atlanticfundservices.com.

Sincerely,

/s/Megan Hadley Koehler
Megan Hadley Koehler
Assistant Secretary to the Registrant